Financial Risks - Summary of Credit Risk Exposure - Debt Securities (Detail) - Financial assets measured at FVOCI - with recycling [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	€ 49,747	€ 54,677
Gross carrying amount [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	3,843	3,295
Gross carrying amount [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	7,788	9,101
Gross carrying amount [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	18,403	19,443
Gross carrying amount [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	18,135	20,732
Gross carrying amount [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	934	1,106
Gross carrying amount [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	245	456
Gross carrying amount [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	398	544
Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	358	337
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	84	7
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	124	157
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	95	95
Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	55	79
Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	75	92
Gross carrying amount [member] | Purchased credit impaired [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Purchased credit impaired [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Purchased credit impaired [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Purchased credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1	1
Gross carrying amount [member] | Purchased credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Purchased credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Purchased credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	74	91
Gross carrying amount [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	49,082	53,957
Gross carrying amount [member] | 12-month ECL [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	3,843	3,295
Gross carrying amount [member] | 12-month ECL [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	7,787	9,100
Gross carrying amount [member] | 12-month ECL [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	18,394	19,443
Gross carrying amount [member] | 12-month ECL [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	18,050	20,724
Gross carrying amount [member] | 12-month ECL [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	810	949
Gross carrying amount [member] | 12-month ECL [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	150	361
Gross carrying amount [member] | 12-month ECL [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	48	85
Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	232	291
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1	1
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	9
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	0
Gross carrying amount [member] | Lifetime ECL credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	221	289
Expected credit loss [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(347)	(341)
Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(27)	(42)
Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(1)	(4)
Expected credit loss [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(189)	(187)
Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	€ (130)	€ (108)